SHARE CAPITAL AND RESERVES (Details 2) - $ / shares		12 Months Ended
	Aug. 09, 2018	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Disclosure of reserves within equity [abstract]
Risk-free interest rate	2.09%	0.47%	1.82%	2.09%
Dividend yield		0.00%	0.00%	0.00%
Expected life		5 years	5 years	11 months 8 days
Volatility	127.00%	103.00%	92.00%	127.00%
Weighted average fair value per option		$ 1.79	$ 2.46	$ 2.08